CONCENTRATION OF CREDIT RISK (Details)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Sales Revenue, Net [Member]
CONCENTRATION OF CREDIT RISK (Details) [Line Items]
Concentration Risk, Percentage	90.00%	100.00%
Accounts Receivable [Member]
CONCENTRATION OF CREDIT RISK (Details) [Line Items]
Concentration Risk, Percentage	100.00%